Notes Payable	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Debt Disclosure [Abstract]
Notes Payable

Note 8 — Notes Payable

Insurance Premium Notes

Between January 2016 and September 2016, the Company entered into three separate insurance premium financing agreements (the “Premium Notes”) to finance the insurance premiums related to the annual renewal of the Company’s insurance policies. The Premium Notes have an aggregate original principal amount of $262 thousand, bear interest ranging between 6.25% and 7.75%, and have amortization terms ranging from eight to ten months. The aggregate principal and interest payments due monthly under the Premium Notes range between $27 thousand and $2 thousand, and are payable between October 2016 and May 2017.

Secured Promissory Note

Pursuant to the Exchange Agreement, on April 15, 2016, Magellan and One Stone i) entered into a Secured Promissory Note (the “Note”) pursuant to which One Stone made a loan to Magellan in the aggregate amount of $625 thousand (the “Loan Amount”) and ii) simultaneously entered into a Pledge Agreement pursuant to which Magellan pledged, assigned and granted to One Stone a security interest in the Company’s interests in MPA, as collateral for the loan. Magellan was required to use the borrowed amounts to satisfy transaction costs and pay certain outstanding accounts payable primarily related to the CO2 Business, to maintain its ongoing operations between signing of the Exchange Agreement and closing. The Note did not bear interest up until closing of the Exchange and was expected to be forgiven upon closing of the Exchange, and if the Exchange had not closed, would have become due and payable on August 1, 2016, or, in the case of a breach of the Exchange Agreement by One Stone, on August 1, 2017, and would have borne interest from the date of termination of the Exchange Agreement at a rate of the prime rate of interest plus 1% (amounting to approximately 4.5% at August 1, 2016). The Note is included in Notes Payable as of June 30, 2016in the accompanying consolidated balance sheet. Upon the closing of the Exchange on August 1, 2016, the Loan Amount was deemed paid in full and no further amounts under the Note were owed by the Company.

Note 7 — Notes Payable

Insurance Premium Notes. Between September 2015 and March 2016, the Company entered into three separate insurance premium financing agreements (the “Premium Notes”) to finance the insurance premiums related to the annual renewal of the Company’s insurance policies. The Premium Notes have an aggregate original principal amount of $353 thousand, bear interest ranging between 6.25% and 6.50%, and have amortization terms ranging from nine to ten months. The aggregate principal and interest payments due monthly under the Premium Notes range between $38 thousand and $21 thousand, and are payable between July 2016 and January 2017.

Secured Promissory Note. Pursuant to the Exchange Agreement, on April 15, 2016, Magellan and One Stone i) entered into a Secured Promissory Note (the “Note”) pursuant to which One Stone made a loan to Magellan in the aggregate amount of $625 thousand (the “Loan Amount”) and ii) simultaneously entered into a Pledge Agreement pursuant to which Magellan pledged, assigned and granted to One Stone a security interest in the Company’s interests in MPA, as collateral for the loan. Magellan was required to use the borrowed amounts to satisfy transaction costs and pay certain outstanding accounts payable primarily related to the CO2 Business, to maintain its ongoing operations between signing of the Exchange Agreement and closing. The Note did not bear interest up until closing of the Exchange and was expected to be forgiven upon closing of the Exchange, and if the Exchange had not closed, would have become due and payable on August 1, 2016, or, in the case of a breach of the Exchange Agreement by One Stone, August 1, 2017, and would have borne interest from the date of termination of the Exchange Agreement at a rate of the prime rate of interest plus 1% (4.5% at June 30, 2016). The Note is included in Notes Payable at June 30, 2016 in the accompanying consolidated balance sheets. Upon the closing of the Exchange on August 1, 2016, the Loan Amount was deemed paid in full and no further amounts under the Note are required to be repaid by the Company.

Scheduled annual principal payments of Notes Payable are as follows:

Total
(In thousands)
Payable in fiscal year:
2017	$783

Total	$783